RELATED PARTY TRANSACTIONS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Payment Of Return Of Capital	$ 0	$ 200	$ 0
Proceeds from Sale of Agricultural Mortgage Loans to AXA Equitable			42
Net gain (loss) realized on sale of agricultural mortgage loans to AXA Equitable			3
Expenses from Related Party Transactions	1	2	2
Assumed Premiums Earned	1	1	2
AXA Equitable Financial Services [Member]
Related Party Transaction [Line Items]
Payment Of Return Of Capital		200
AXA Foundation [Member]
Related Party Transaction [Line Items]
Donations To Affiliates		20
AXA Equitable [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	67	87	75
Accounts payable, Related Party Transactions	16	26
AXA Distribution [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	52	47	32
Revenue from Related Party Transactions	$ 36	$ 29	$ 25